SCHEDULE OF CONSOLIDATED STATEMENTS OF CASH FLOWS (RESTATED) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Net loss attributable to Lottery.com Inc.	$ (7,984,874)	$ (3,362,646)	$ (19,772,840)	$ (10,841,171)	$ (25,537,315)	$ (59,999,072)
Adjustments to reconcile net loss to net cash used in operating activities:
Net income attributable to noncontrolling interest			129,183	(139,866)	279,747	(379,916)
Depreciation and amortization			3,823,642	4,217,873	5,691,379	5,601,374
Stock-based compensation expense					2,093,199	27,949,257
Changes in assets & liabilities:
Accounts receivable			(410,216)	67,057	184,406	(129,465)
Prepaid expenses			(228,198)	32,601	389,164	3,487,315
Other current assets			136,966	(48,873)	(189,082)	(492,351)
Other current assets			(136,966)	48,873	189,082	492,351
Trade payables			116,057	208,680	384,169	6,601,098
Deferred revenue			(80,357)	(80,357)	(107,143)	(698,049)
Accrued interest					374,703	307,912
Accrued interest					(374,703)	(307,912)
Other liabilities				617,556	542,083	625,028
Other long term assets			237,226			(1,169)
Net cash (used in) provided by operating activities			952,753	(766,532)	(2,109,222)	(31,272,729)
Net cash provided by operating activities			952,753	(766,532)	(2,109,222)	(31,272,729)
Cash flow from investing activities
Net cash used in investing activities			(884,906)			(1,252,088)
Cash flow from financing activities
Proceeds from issuance of notes payable			(31,560)	870,976
Net cash (used in) provided by financing activities			(31,560)	870,976	2,270,993	(15,664)
Effect of exchange rate changes on cash			(335,647)	(143,475)	95,289	4,277
NET CHANGE IN NET CASH AND RESTRICTED CASH			(299,360)	(39,031)	257,060	(32,536,204)
CASH AND RESTRICTED CASH - BEGINNING OF YEAR			359,826	102,766	102,766	32,638,970
CASH AND RESTRICTED CASH - END OF PERIOD	$ 60,466	$ 63,735	60,466	63,735	359,826	102,766
Previously Reported [Member]
Cash flow from operating activities
Net loss attributable to Lottery.com Inc.					(24,664,751)
Adjustments to reconcile net loss to net cash used in operating activities:
Net income attributable to noncontrolling interest					(72,227)
Depreciation and amortization					4,498,477
Stock-based compensation expense					2,093,199
Loss on impairment of intangibles					7,510,000
Changes in assets & liabilities:
Accounts receivable					(184,406)
Prepaid expenses					(389,164)
Other current assets					107,398
Other current assets					(107,398)
Trade payables					401,901
Deferred revenue					(107,143)
Accrued interest					(383,064)
Accrued interest					383,064
Accrued and other expenses					6,892,501
Other liabilities					445,205
Other long term assets					125,000
Prior period adjustments to Accumulated Deficit (8)					0
Net cash (used in) provided by operating activities					(2,028,602)
Net cash provided by operating activities					(2,028,602)
Cash flow from investing activities
Net cash used in investing activities
Cash flow from financing activities
Proceeds from issuance of notes payable					2,319,918
Net cash (used in) provided by financing activities					2,319,918
Effect of exchange rate changes on cash					(34,256)
NET CHANGE IN NET CASH AND RESTRICTED CASH					257,060
CASH AND RESTRICTED CASH - BEGINNING OF YEAR			359,826	102,766	102,766
CASH AND RESTRICTED CASH - END OF PERIOD					359,826	102,766
Restated [Member]
Cash flow from operating activities
Net loss attributable to Lottery.com Inc.					(25,537,315)
Adjustments to reconcile net loss to net cash used in operating activities:
Net income attributable to noncontrolling interest					279,747
Depreciation and amortization					5,691,379
Stock-based compensation expense					2,093,199
Loss on impairment of intangibles					6,710,200
Changes in assets & liabilities:
Accounts receivable					(184,406)
Prepaid expenses					(389,164)
Other current assets					189,082
Other current assets					(189,082)
Trade payables					384,169
Deferred revenue					(107,143)
Accrued interest					(374,703)
Accrued interest					374,703
Accrued and other expenses					6,982,419
Other liabilities					542,083
Other long term assets					125,000
Prior period adjustments to Accumulated Deficit (8)					(32,151)
Net cash (used in) provided by operating activities					(2,109,222)
Net cash provided by operating activities					(2,109,222)
Cash flow from investing activities
Net cash used in investing activities
Cash flow from financing activities
Proceeds from issuance of notes payable					2,270,993
Net cash (used in) provided by financing activities					2,270,993
Effect of exchange rate changes on cash					95,289
NET CHANGE IN NET CASH AND RESTRICTED CASH					257,060
CASH AND RESTRICTED CASH - BEGINNING OF YEAR			$ 359,826	$ 102,766	102,766
CASH AND RESTRICTED CASH - END OF PERIOD					359,826	$ 102,766
Revision of Prior Period, Adjustment [Member]
Cash flow from operating activities
Net loss attributable to Lottery.com Inc.					(872,564)
Adjustments to reconcile net loss to net cash used in operating activities:
Net income attributable to noncontrolling interest					351,974
Depreciation and amortization					1,192,902
Loss on impairment of intangibles					(799,800)
Changes in assets & liabilities:
Other current assets					81,684
Other current assets					(81,684)
Trade payables					(17,732)
Accrued interest					8,361
Accrued interest					(8,361)
Accrued and other expenses					89,918
Other liabilities					96,878
Prior period adjustments to Accumulated Deficit (8)					32,151
Net cash (used in) provided by operating activities					80,620
Net cash provided by operating activities					80,620
Cash flow from financing activities
Proceeds from issuance of notes payable					48,925
Effect of exchange rate changes on cash					$ 129,545